Interest-bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of deposit interest expense by deposit type
	December 31,
	2017	2016

Savings, NOW and Money Market	$537,404	$366,123
Certificates of deposit	567,877	659,109

Total deposit interest expense	$1,105,281	$1,025,232

Schedule of scheduled maturities of time deposits
2018	$40,447,326
2019	14,761,344
2020	6,302,009
2021	4,868,337
2022	5,268,763

$71,647,779